SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)			3 Months Ended				6 Months Ended		12 Months Ended
	Jul. 09, 2025	Jul. 08, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Remaining net tangible assets			$ 5,000,001				$ 5,000,001		$ 5,000,001
Trust Account to redeem		$ 84,800,000
Remeasurement adjustment on redeemable ordinary shares			326,796	$ 322,414	$ 1,126,449	$ 1,119,693			$ 3,078,881	$ 5,248,662
Shares converted									4,000,000
Unrecognized tax benefits			0				0		$ 0
Accrued interest and penalties related to unrecognized tax benefits			0				0		0
Federal depository insurance			250,000				250,000		250,000
Cash equivalents			0				0		0	0
Investments held in Trust Account			25,813,648				$ 25,813,648		$ 25,164,437	$ 106,926,172
Class A ordinary shares
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Sale public offering (in Shares)							10,000,000		10,000,000
Shares converted		4,000,000
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock redeemed		7,763,287
Ordinary shares subject to possible redemption, Par value (in dollars per share)		$ 10.93
Temporary equity shares outstanding (in shares)		2,236,713
Subject to possible redemption amount			$ 25,813,648				$ 25,813,648		$ 25,164,437
Class A ordinary shares subject to possible redemption
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Stock redeemed	7,763,287	7,763,287
Ordinary shares subject to possible redemption, Par value (in dollars per share)	$ 10.92	$ 10.93	$ 11.54				$ 11.54		$ 11.25	$ 10.69
Trust Account to redeem	$ 84,840,616	$ 84,800,000
Temporary equity shares outstanding (in shares)		2,236,713	2,236,713		10,000,000		2,236,713	10,000,000	2,236,713	10,000,000	10,000,000
Subject to possible redemption amount			$ 25,813,648		$ 109,172,314		$ 25,813,648	$ 109,172,314	$ 25,164,437	$ 106,926,172	$ 101,677,510
Remeasurement adjustment on redeemable ordinary shares			$ 649,211				$ 649,211	$ 2,246,142	3,078,881	5,248,662
Class A ordinary shares subject to possible redemption | IPO
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Deferred offering costs									$ 0	$ 364,639
Class A and Class B non-redeemable ordinary share
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Number of shares subject to forfeiture			3,435,065				3,435,065		3,435,065